EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY (Tables)	6 Months Ended
Jun. 30, 2020
Interests In Other Entities [Abstract]
Investments

	Kibali	Jabal Sayid	Zaldívar	Other	Total
At January 1, 2019	$—	$245	$989	$—	$1,234
Acquisitions	3,195	—	—	58	3,253
Equity pick-up from equity investees	98	51	16	—	165
Funds invested	—	—	—	2	2
Dividends received	(75)	—	(50)	—	(125)
Shareholder loan repayment	—	—	—	(2)	(2)
At December 31, 2019	$3,218	$296	$955	$58	$4,527
Equity pick-up from equity investees	87	28	—	—	115
Shareholder loan repayment	—	—	—	(1)	(1)
Dividends received	(54)	—	—	—	(54)
At June 30, 2020	$3,251	$324	$955	$57	$4,587